Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2018	3,263,647	611,784
Balance at Dec. 31, 2018	$ 33	$ 6	$ 59,141	$ (21,701)	$ 37,479	$ 14	$ 37,493
Stock options - compensation costs			6		6		6
Net loss				(455)	(455)	(80)	$ (535)
Exercise of employee stock options (in shares)
Net income (loss)				(455)	(455)	(80)	$ (535)
Balance (in shares) at Dec. 31, 2019	3,263,647	611,784
Balance at Dec. 31, 2019	$ 33	$ 6	59,147	(22,156)	37,030	(66)	36,964
Stock options - compensation costs			6		6		6
Net loss				14	14	(60)	$ (46)
Exercise of employee stock options (in shares)	24,000						24,000
Exercise of employee stock options			43		43		$ 43
Net income (loss)				14	14	(60)	(46)
Balance (in shares) at Dec. 31, 2020	3,287,647	611,784
Balance at Dec. 31, 2020	$ 33	$ 6	$ 59,196	$ (22,142)	$ 37,093	$ (126)	$ 36,967